SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Debt Instrument [Line Items]
Long term debt	$ 2,925,677	$ 2,621,537
Current portion of long-term loans	(1,845,275)	(448,005)
Long-term loans	1,080,402	2,173,532
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Long term debt	1,261,214	1,238,774
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Long term debt	415,675	156,377
Huaxia Bank [Member]
Debt Instrument [Line Items]
Long term debt	693,667	743,264
Qishang Bank [Member]
Debt Instrument [Line Items]
Long term debt	315,303	387,117
We Bank Co Ltd One [Membe]
Debt Instrument [Line Items]
Long term debt	88,735	96,005
China Resources Shenzhen International Investment Trust [Member]
Debt Instrument [Line Items]
Long term debt	$ 151,083